As filed with the Securities and Exchange Commission on July 29, 2020
File Nos.
333-232249
811-23450
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 4	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒

GLOBAL BETA ETF TRUST
(Exact Name of Registrant as Specified in Charter)

2001 MARKET STREET, SUITE 2630, PHILADELPHIA, PA 19103
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (215) 531-8234

Justin Lowry
2001 Market Street, Suite 2630
Philadelphia, PA 19103
(Name and Address of Agent for Service of Process)

With Copy to:
Michael D. Mabry, Esq.
J. Stephen Feinour, Jr. Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

Explanatory Note
This Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 3 on Form N-1A filed July 22, 2020. This Post-Effective Amendment No. 4 is filed for the sole purpose of submitting the XBRL exhibits for the risk return summary first provided in Post-Effective Amendment No. 3 to the Trust’s Registration Statement for its series: Global Beta Low Beta ETF and Global Beta Momentum-Growth ETF.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the Commonwealth of Pennsylvania, on the 29th day of July, 2020.

GLOBAL BETA ETF TRUST

By:	/s/ Vincent T. Lowry
Vincent T. Lowry, President and Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Justin Lowry
Justin Lowry	Trustee	July 29, 2020

/s/ Vincent t. Lowry
Vincent T. Lowry	President and Chairman of the Board of Trustees	July 29, 2020

Richard Haverstick*
Richard Haverstick	Trustee	July 29, 2020

Peter Burchfield*
Peter Burchfield	Trustee	July 29, 2020

David Downes*
David Downes	Trustee	July 29, 2020

/s/ Joshua G. Hunter
Joshua G. Hunter	Treasurer	July 29, 2020

*By: /s/ Vincent T. Lowry
Vincent T. Lowry
Attorney-in-Fact
(Pursuant to Power of Attorney incorporated herein by reference)

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE